PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Machinery and equipment	17,453,885	22,615,657
Furniture	15,499,944	36,630,720
Office and electronic equipment	7,253,743	9,071,471
Leasehold improvement	1,897,392	2,116,266
Motor vehicles	454,647	802,251
Property and Equipment	42,559,611	71,236,365
Less: Accumulated depreciation	(13,863,009)	(30,251,191)
Property and Equipment, net	28,696,602	40,985,174

Depreciation expenses were RMB4,490,972,  RMB9,049,769 and RMB16,808,987 for the years ended December 31, 2016, 2017 and 2018, respectively.

Depreciation expense on property and equipment was allocated to the following expense items:

	For the Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Cost of revenues	2,405,046	4,217,126	4,638,662
General and administrative expenses	1,120,533	1,873,711	2,261,620
Selling and marketing expenses	264,665	2,646,204	9,438,501
Research and development expenses	700,728	312,728	470,204
Total depreciation expense	4,490,972	9,049,769	16,808,987